                      SUPPLEMENT DATED JANUARY 8, 2001, TO

                        PROSPECTUS DATED MAY 1, 2000, FOR

               MODIFIED SINGLE PREMIUM DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VA SEPARATE ACCOUNT - B

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


Effective January 8, 2001, Waddell & Reed Investment Management Company will become one of the subadvisers of the Nationwide Separate Account Trust - Nationwide Small Company Fund. There is no change in the fund's objective as is stated in the prospectus dated May 1, 2000.


APO-2937-12